PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 8,732,046
Balance at end of year	6,175,128	$ 8,732,046
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	9,512,886	8,488,672
Monetary adjustment for hyperinflationary economy	1,244,328	1,550,186
Additions	2,538,618	4,653,725
Transfer from CIP to towers	0	0
Reclassification to assets held for sale	(30,967)	(845,737)
Towers Sold	(3,888,708)	(167,896)
Impairment	(441,292)	(1,306,767)
Foreign exchange movement	(1,613,113)	(2,859,297)
Balance at end of year	7,321,752	9,512,886
Cost [Member] | Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	8,646,258	4,767,745
Monetary adjustment for hyperinflationary economy	701,648	1,301,174
Additions	0	71,929
Transfer from CIP to towers	1,574,686	6,031,951
Reclassification to assets held for sale	0	(845,737)
Towers Sold	(3,888,708)	0
Impairment	0	(500,764)
Foreign exchange movement	(1,518,126)	(2,180,040)
Balance at end of year	5,515,758	8,646,258
Cost [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	485,220	3,652,130
Monetary adjustment for hyperinflationary economy	644,005	68,942
Additions	2,502,896	4,405,289
Transfer from CIP to towers	(1,574,686)	(6,031,951)
Reclassification to assets held for sale	(30,967)	0
Towers Sold	0	(167,896)
Impairment	(416,588)	(786,617)
Foreign exchange movement	(15,623)	(654,677)
Balance at end of year	1,594,257	485,220
Cost [Member] | Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	381,408	68,797
Monetary adjustment for hyperinflationary economy	(101,325)	180,070
Additions	35,722	176,507
Transfer from CIP to towers	0	0
Reclassification to assets held for sale	0	0
Towers Sold	0	0
Impairment	(24,704)	(19,386)
Foreign exchange movement	(79,364)	(24,580)
Balance at end of year	211,737	381,408
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	780,840	267,195
Monetary adjustment for hyperinflationary economy	122,996	73,748
Additions	752,829	703,895
Reclassification to assets held for sale		(94,011)
Towers Sold	(332,242)
Impairment		(4,151)
Foreign exchange movement	(177,799)	(165,836)
Balance at end of year	1,146,624	780,840
Accumulated Amortization [Member] | Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	741,248	254,314
Monetary adjustment for hyperinflationary economy	116,704	71,970
Additions	708,546	673,106
Reclassification to assets held for sale		(94,011)
Towers Sold	(322,512)
Impairment		0
Foreign exchange movement	(165,439)	(164,131)
Balance at end of year	1,078,547	741,248
Accumulated Amortization [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	0	0
Monetary adjustment for hyperinflationary economy	0	0
Additions	0	0
Reclassification to assets held for sale		0
Towers Sold	0
Impairment		0
Foreign exchange movement	0	0
Balance at end of year	0	0
Accumulated Amortization [Member] | Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	39,592	12,881
Monetary adjustment for hyperinflationary economy	6,292	1,778
Additions	44,283	30,789
Reclassification to assets held for sale		0
Towers Sold	(9,730)
Impairment		(4,151)
Foreign exchange movement	(12,360)	(1,705)
Balance at end of year	68,077	39,592
Net Book Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	8,732,046
Balance at end of year	6,175,128	8,732,046
Net Book Value [Member] | Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	7,905,010
Balance at end of year	4,437,211	7,905,010
Net Book Value [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	485,220
Balance at end of year	1,594,257	485,220
Net Book Value [Member] | Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	341,816
Balance at end of year	$ 143,660	$ 341,816